Lisa Muller
Corporate Secretary
Sentinel Group Funds, Inc.
Sr. Counsel
Sentinel Asset Management, Inc.
One National Life Drive, Montpelier, Vermont 05604	Sentinel Administrative Services, Inc.
www.sentinelinvestments.com
	Bus	802-229-7410
	E-mail	lmuller@sentinelinvestments.com

December 22, 2014

Via Electronic Mail

Valerie Lithotomas, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             Sentinel Group Funds, Inc. Registration Statement on Form N-1A (File Nos. 2-10685 and 811-00214) (Sentinel Unconstrained Bond Fund)

Dear Ms. Lithotomas:

On behalf of Sentinel Group Funds, Inc. (the “Corporation”), a Maryland corporation, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 153 (the “Amendment”) to the registration statement on Form N-1A of the Corporation (the “Registration Statement”), relating to the Sentinel Unconstrained Bond Fund (the “Fund”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that it become effective on December 23, 2014.

The comments set forth below were provided by the Commission’s staff (the “Staff”) to Carol Whitesides of Sidley Austin LLP via a telephone conference with Valerie Lithotomas on November 17, 2014 (the “Comments”).  The Amendment is being filed in order to incorporate disclosure addressing the staff’s Comments and to make certain other non-material updating revisions.  Unless otherwise indicated, defined terms used herein have the meaning set forth in the prospectus/statement of additional information contained within the Amendment.

Prospectus

Comment 1:                                                                           The Staff notes that the fee table does not include a line item for acquired fund fees and expenses.  Please confirm that it is expected that the fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds will not exceed 0.01% of average net assets of the Fund.

Response:                                                                                        The Corporation confirms that at this time it is expected that the fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds will not exceed 0.01% of the average net assets of the Fund.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Co., Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604
800.233.4332 | www.sentinelinvestments.com

Comment 2:                                                                           Confirm that the term “related derivatives” used in the description of the 80% test refers to derivative instruments related to fixed-income instruments.

Response:                                                                                        The Corporation confirms that the term “related derivatives” refers to derivative instruments related to fixed-income instruments, including, without limitation, derivative instruments that provide long or short exposure to fixed-income instruments, credit default swaps and interest rate swaps.

Comment 3:                                                                           How are the values of derivative positions measured for purposes of the 80% test?

Response:                                                                                        For purposes of determining compliance with the 80% test, the Fund may account for a derivative position by reference to the market value of the derivative instrument.  However, in some circumstances, the Fund may use notional value to account for the Fund’s synthetic exposure to investments.  For example, where two derivative positions based on two different reference assets are combined to create synthetic exposure that has economic characteristics similar to a direct investment in a third asset, the Fund may use notional value for purposes of the 80% test.

Comment 4:                                                                           In the first paragraph under “Fund Summary — Principal Investment Strategies”, there is a reference to the term “fixed-income instruments” including “bonds, debt securities and similar instruments”.  Please narrow the term or explain supplementally that such similar instruments are expected to include instruments with similar risks and other characteristics to those instruments listed.

Response:                                                                                        The disclosure in the first paragraph under “Fund Summary — Principal Investment Strategies” includes an extensive list of types of fixed-income instruments in which the Fund may invest.  Any other fixed-income instruments in which the Fund invests would be expected to have similar risks and other characteristics to the instruments listed.

Comment 5:                                                                           Are REITs, CLOs, preferred stock and structured products included as “fixed income instruments” for purposes of the 80% test?

Response:                                                                                        The Fund’s investments in REITs are expected to consist only of debt obligations of such entities, and such securities, as well as collateralized loan obligations, will be included as fixed income instruments for purposes of the 80% test.  In addition, preferred securities and structured products that share many of the essential characteristics of debt securities are also included as fixed income securities for purposes of the 80% test.  The Fund will not include in the 80% test preferred securities or structured products that do not exhibit debt like characteristics.

Comment 6:                                                                           What does the term “unconstrained” (as used the in the Fund’s name) mean?  Consider whether it would be appropriate to explain the term in the disclosure.

Response:                                                                                        The term “unconstrained” is intended to reflect that the Fund has the ability to invest across the fixed income securities market.  We believe this is reflected in the disclosure, which includes the statement that “The Fund has a flexible investment strategy, and will utilize a variety of investment techniques, and may invest in a broad array of fixed income instruments.”  We do not believe a definition of the term is necessary or customary.

Comment 7:                                                                           Please indicate the disclosure regarding the meaning of negative duration.

Response:                                                                                        Under “Fund Summary - Under Principal investment Strategies “, the following disclosure is included (the underlined language relates to negative duration):

“The average portfolio duration of the Fund will normally vary from negative five (-5) years to positive ten (10) years, depending on Sentinel’s forecast of interest rates and its assessment of market risks generally.  Duration is a mathematical concept that measures a portfolio’s sensitivity to interest rate changes. The value of a fixed-income security with a positive duration will decline if interest rates increase.  The value of a fixed-income security with a negative duration will increase if interest rates increase.  The longer the portfolio’s duration, the more sensitive it is to changes in interest rates. The shorter a portfolio’s duration, the less sensitive it is to changes in interest rates. For example, the price of a portfolio with a duration of five years would be expected to fall approximately five percent if interest rates rose by one percentage point and a portfolio with a duration of two years would be expected to fall approximately two percent if interest rates rose by one percentage point.  The price of a portfolio with a duration of negative five years would be expected to rise approximately five percent if interest rates rose by one percentage point and a portfolio with a duration of negative two years would be expected to rise approximately two percent if interest rates rose by one percentage point.”

Also, the “Income Risk” disclosure provides (the language relating to negative duration is underlined):  “Income Risk.  Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall (or, if the Fund has a negative duration, when prevailing interest rates rise) or when the Fund experiences defaults on debt instruments it holds.

Comment 8:                                                                           Does the Fund expect to sell credit default swaps?

Response:                                                                                        Yes, the Fund anticipates selling credit default swaps.

Comment 9:                                                                           The Staff notes that “Bank loan risk” is disclosed.  Please identify the corresponding principal investment strategy.

Response:                                                                                        A reference under “Fund Summary — Principal Investment Strategies” and “Additional Information About The Fund — Investment Objectives and Strategies — Principal Investment Strategies”, indicating that the Fund may invest in “bank loans or loan participation interests in secured, second lien or unsecured variable, fixed or floating rate loans” has been added.

Comment 10:                                                                    Please tailor the derivatives risk disclosure to the specific risks involved with the Fund’s expected use of derivative instruments, consistent with the “Barry Miller letter”.

Response:                                                                                        The “Derivatives Risk” disclosure has been modified to state:

“Derivatives Risk.  The Fund may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate, or index.  Derivative investments can increase Fund losses and/or increase volatility.  Derivative instruments may be difficult to price, and may be leveraged so that small changes may produce disproportionate losses for the Fund.  Derivatives involve counterparty risk (the risk that the counterparty of the derivative transaction or a clearing member used by the Fund to hold a cleared derivatives contract will be unable or unwilling to honor its financial obligation to the Fund), basis risk (the risk that the derivative instrument will not fully offset the underlying positions), and liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market). In addition, the portfolio manager may incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund.

Specific Risks relating to the derivatives used by the Funds:

Futures Contracts and Options on Futures Contracts:  A futures contract is a standardized, exchange-traded agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date.  Options on futures contracts are options that call for the delivery of futures contracts upon exercise.  Futures contracts and options on futures contracts are subject to risks, including (i) imperfect correlation to the underlying asset, (ii) lack of liquidity, (iii) losses caused by unanticipated market movements, which are potentially unlimited, and (iv) the risk that the counterparty will not perform its obligations.

Swaps:  Swaps are two party contracts that generally obligate the parties to exchange payments based on a specified reference security, basket of securities, security index or index component.  Swaps can involve greater risks than direct investments in securities because swaps may be leveraged.  Swaps also involve the risk that the counterparty may not be able to satisfy its obligations to pay the Fund, and the risk that the Fund may not be able to satisfy its obligation to pay the counterparty. Certain swaps, including but not limited to certain interest rate swaps, are required to be executed on a regulated exchange or trading facility and cleared through a regulated clearinghouse, involving the risk of a default by or insolvency of the clearinghouse.  Swaps may also be difficult to value.

Credit Default Swaps:  A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities.

Options:  The Fund may purchase and write put and call options on securities and indices. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be “covered” as required by the Investment Company Act of 1940, as amended.

Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.  To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.

Options on indices may, depending on circumstances, involve greater risk than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it may not be able to provide in advance for its potential settlement obligations by acquiring and holding the underlying securities.

Forward Contracts:  The Fund may invest in forward contracts. Forward contracts are transactions involving the Fund’s obligation to purchase or sell a specific currency or other asset at a future date at a specified price. Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. This technique would allow a Fund to “lock in” the U.S. dollar price of the investment.  Forward contracts also may be used to attempt to protect the value of a Fund’s existing holdings of foreign securities. There may be, however, imperfect correlation between a Fund’s foreign securities holdings and the forward contracts entered into with respect to such holdings. The cost to a Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing.

The Fund’s use of certain derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involve other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward currency contracts, swaps and other over-the counter traded derivatives), the risk of difficulties in pricing and valuation.  Credit default swaps involve special risks because they are difficult to value and are subject to credit and liquidity risk. Certain derivative transactions may involve substantial leverage risk and the Fund could lose more than the principal amount invested.  Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.

Comment 11:                                                                    The leverage risk factor should be expanded to discuss potential losses exceeding the invested amounts.

Response:                                                                                        The following has been added to the Leverage Risk disclosure:  “Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.”

Comment 12:                                                                    The “Short Sales Risk” should be expanded to discuss that potential losses are unlimited.

Response:                                                                                        Based on the response to Comment 13, below, this risk factor has been removed from the list of “Principal Investment Risks” and added to “Other Investment Risks”.  Under “Additional Information About The Fund — Other Investment Risks”, the disclosure regarding Short Sales Risk has been modified to read as follows (new language is underlined):

“Short Sales Risk.  A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short position through a forward commitment or a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that the Fund’s losses may be exaggerated (without a limit). . . .”

Comment 13:                                                                    Are short sales a principal investment strategy?  If not, the corresponding risk factor should be removed.

Response:                                                                                        At this time, short sales are not expected to be a principal investment strategy of the Fund.  As stated in the response to Comment 12, above, the Short Sales Risk disclosure has been removed from the list of “Principal Investment Risks”.

Comment 14:                                                                    Does the disclosure clearly indicate that duration and maturity are different?

Response:                                                                                        The disclosure includes the following definition of duration:  “Duration is a mathematical concept that measures a portfolio’s sensitivity to interest rate changes.  The value of a fixed-income security with a positive duration will decline if interest rates increase.  The value of a fixed-income security with a negative duration will increase if interest rates increase.  The longer the portfolio’s duration, the more sensitive it is to changes in interest rates. The shorter a portfolio’s duration, the less sensitive it is to changes in interest rates.  In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments and other factors. Duration differs from maturity in that it considers a security’s yield, coupon payments, principal payments, call features and coupon adjustments in addition to the amount of time until the security finally matures.”  The Corporation believes this disclosure is appropriate.

Comment 15:                                                                    Does the Fund intend to invest in hedge funds?  If so, please confirm that the Fund will comply with the liquidity requirements by having no more than 15% of its assets invested in illiquid securities.

Response:                                                                                        The Fund does not intend to invest in hedge funds.  The Fund intends to comply with the liquidity requirements of the 1940 Act.

*   *   *   *   *   *   *  *   *  *

The Corporation acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, and acknowledges that the Commission is not foreclosed by its comment process from taking any action with respect to the Corporation’s documents.

Please do not hesitate to contact me at (802) 229-7410 or Carol Whitesides of Sidley Austin LLP at (212)-839-7316 if you have comments or if you require additional information regarding the Corporation’s Registration Statement.

Respectfully submitted,

/s/ Lisa Muller

Lisa Muller